Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Lessee, Balance Sheet and Income Statement Effect
The following table summarizes the impact of the Company's leases on its financial statements (in thousands):

Balance Sheet	Financial statement caption	June 30, 2026	December 31, 2025
Right-of-use asset - operating	Other assets	$9,849	$9,935
Lease liability - operating	Accounts payable and other accrued expenses	$13,125	$13,356

		Three Months Ended June 30,		Six Months Ended June 30,
Income Statement	Financial statement caption	2026	2025	2026	2025
Operating lease cost(1)	Administrative expenses	$809	$789	$1,594	$1,546
(1)    Includes short-term leases that are immaterial.

Schedule of Weighted-Average Operating Lease	The following table includes supplemental information related to the Company's operating leases:

June 30, 2026
Weighted-Average Remaining Lease Term	7.3 years
Weighted-Average Discount Rate	5.48%

Schedule of deferred revenue
As of June 30, 2026, the Company has deferred revenue balances related to upfront payments received in return for reduced lease rates during the lease term. These amounts will be amortized into revenue as follows (in thousands):

Years ending December 31,
2026 (Remaining 6 months)	$15,254
2027	17,425
2028	15,392
2029	13,837
2030	8,426
2031 and thereafter	20,956
Total	$91,290

Schedule of components of the net investment in finance leases
The following table summarizes the components of the net investment in finance leases (in thousands):

	June 30, 2026	December 31, 2025
Future minimum lease payment receivable(1)	$1,951,659	$2,053,619
Estimated residual receivable(2)	290,704	299,919
Gross finance lease receivables(3)	2,242,363	2,353,538
Unearned income(4)	(622,810)	(672,950)
Net investment in finance leases(5)	$1,619,553	$1,680,588
(1)     There were no executory costs included in gross finance lease receivables as of June 30, 2026 and December 31, 2025.
(2)    The Company's finance leases generally include a purchase option at nominal amounts that is reasonably certain to be exercised, and therefore, the Company has immaterial residual value risk.
(3)    The gross finance lease receivable is reduced as billed to customers and reclassified to accounts receivable until paid by customers.
(4)     There were no unamortized initial direct costs as of June 30, 2026 and December 31, 2025.
(5)    One major customer represented 93% of the Company's finance lease portfolio as of June 30, 2026 and December 31, 2025, respectively. No other customer represented more than 10% of the Company's finance lease portfolio in each of those periods.